Long-term interest bearing debt and interest expenses (Tables)	6 Months Ended
Jun. 30, 2013
Long-term interest bearing debt and interest expenses [Abstract]
Amounts outstanding under credit facilities
As of June 30, 2013 and December 31, 2012, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	June 30, 2013	December 31, 2012

Credit facilities:
US$1,500 facility (June 2014)	$490.8	$572.6
US$1,200 facility (June 2015)	98.8	111.1
US$109.5 vendor financing facility (May 2016)	109.5	-
US$550 facility (December 2016)	467.6	508.5
US$440 facility (December 2017)	95.5	100.5
Total interest bearing debt	$1,262.2	$1,292.7

Less: current portion	(572.3)	(235.6)
Long-term portion of interest bearing debt	$689.9	$1,057.1

Maturities of outstanding debt
The outstanding debt as of June 30, 2013 is repayable as follows:

(In US$ millions)	As at June 30,
Twelve months ended June 30, 2014	$572.3
Twelve months ended June 30, 2015	147.4
Twelve months ended June 30, 2016	174.5
Twelve months ended June 30, 2017	312.6
Twelve months ended June 30, 2018 and thereafter	55.4
Total interest bearing debt	$1,262.2